Notes Payable (Details 1) (Related Party Notes Payable, USD $)	Nov. 30, 2013
Related Party Notes Payable
Outstanding unsecured related party convertible notes payable	$ 51,600
Interest Rate	6.00%
Accrued interest	$ 3,986